Derivative Liabilities (Details Narrative) (10Q) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Extinguishment of derivative liabilities in connection with convertible note repayments, conversions and exchanges		$ 1,922,802		$ 3,120,833
Reclassification of derivative liabilities to equity		2,637,996		105,187	$ 9,019
Gain on derivative liabilities		203,313		229,323	(107,039)
Warrants [Member]
Gain on derivative liabilities	$ 185,716	236,289		81,387
Fair value of derivative liabilities	257,333	257,333		120,284
Warrant [Member]
Derivative liabilities	1,022,189	1,022,189		121,657	80,014
Convertible Notes [Member]
Derivative liabilities	3,186,760	3,186,760		$ 3,631,705	$ 252,117
ECO [Member]
Derivative liabilities	688,738	688,738
Gain on derivative liabilities	$ 342,765	$ 439,602